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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



Supplement Dated December 19, 2003

This supplement is made to the prospectuses and supplements dated May 1, 2003, for the following products: Class A and Class B.

Effective on and after December 19, 2003, for new contracts issued for these products, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company will no longer accept allocations of purchase payments or transfers of account value into the following portfolio of the Metropolitan Series Fund:

         FI International Stock Portfolio (formerly Putnam International Stock Portfolio)

This election by us will not impact amounts allocated to this portfolio prior to December 19, 2003.